Shareholders' equity - Share purchase warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Jan. 07, 2019
Disclosure of classes of share capital [line items]
Number of warrants outstanding	20,007,441
Number of warrants issued	1,772,982
Number of warrants exercised	(7,060,617)
Number of warrants expired	(6,568,048)
Number of warrants outstanding	8,151,758
Price per warrant	$ 1.52	$ 0.85
Issuance of units - April 19, 2018
Disclosure of classes of share capital [line items]
Number of warrants outstanding	3,108,333
Number of warrants expired	(3,108,333)
Price per warrant	$ 0.85
Issuance of broker warrants - April 19, 2018
Disclosure of classes of share capital [line items]
Number of warrants outstanding	74,000
Number of warrants expired	(74,000)
Price per warrant	$ 0.85
Issuance of units - April 20, 2018
Disclosure of classes of share capital [line items]
Number of warrants outstanding	3,385,715
Number of warrants expired	(3,385,715)
Price per warrant	$ 0.85
Issuance of units - September 28, 2018
Disclosure of classes of share capital [line items]
Number of warrants outstanding	3,448,276
Number of warrants outstanding	3,448,276
Price per warrant	$ 0.58
Issuance of units - October 19, 2018
Disclosure of classes of share capital [line items]
Number of warrants outstanding	1,500,750
Number of warrants exercised	(1,400,750)
Number of warrants outstanding	100,000
Price per warrant	$ 0.58
Issuance of units - December 17, 2018
Disclosure of classes of share capital [line items]
Number of warrants outstanding	2,244,367
Number of warrants exercised	(2,244,367)
Price per warrant	$ 0.85
Issuance of units - May 15, 2019
Disclosure of classes of share capital [line items]
Number of warrants outstanding	2,996,500
Number of warrants exercised	(1,641,000)
Number of warrants outstanding	1,355,500
Price per warrant	$ 0.85
Issuance of units - May 28, 2019
Disclosure of classes of share capital [line items]
Number of warrants outstanding	2,024,500
Number of warrants exercised	(1,274,500)
Number of warrants outstanding	750,000
Price per warrant	$ 0.85
Issuance of units - June 19, 2019
Disclosure of classes of share capital [line items]
Number of warrants outstanding	1,000,000
Number of warrants exercised	(500,000)
Number of warrants outstanding	500,000
Price per warrant	$ 0.85
Issuance of units - October 25, 2019
Disclosure of classes of share capital [line items]
Number of warrants outstanding	225,000
Number of warrants outstanding	225,000
Price per warrant	$ 0.75
Issuance of units - November 10, 2020
Disclosure of classes of share capital [line items]
Number of warrants outstanding
Number of warrants issued	1,677,275
Number of warrants outstanding	1,677,275
Price per warrant	$ 4.50
Issuance of warrants - November 10, 2020
Disclosure of classes of share capital [line items]
Number of warrants outstanding
Number of warrants issued	95,707
Number of warrants outstanding	95,707
Price per warrant	$ 4.50